MD&A - Risk management and control - Credit Risk (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of MDA Risk Management And Control Credit Risk [Line Items]
Internal UBS rating scale and mapping of external ratings [text block]
Internal UBS rating scale and mapping of external ratings
Internal UBS rating	1-year PD range in %	Description	Moody’s InvestorsService mapping	Standard & Poor’smapping	Fitch mapping
0 and 1	0.00–0.02	Investment grade	Aaa	AAA	AAA
2	0.02–0.05		Aa1 to Aa3	AA+ to AA–	AA+ to AA–
3	0.05–0.12		A1 to A3	A+ to A–	A+ to A–
4	0.12–0.25		Baa1 to Baa2	BBB+ to BBB	BBB+ to BBB
5	0.25–0.50		Baa3	BBB–	BBB–
6	0.50–0.80	Sub-investment grade	Ba1	BB+	BB+
7	0.80–1.30		Ba2	BB	BB
8	1.30–2.10		Ba3	BB–	BB–
9	2.10–3.50		B1	B+	B+
10	3.50–6.00		B2	B	B
11	6.00–10.00		B3	B–	B–
12	10.00–17.00		Caa
13	>17		Ca to C	CCC to C	CCC to C
Counterparty is in default	Default	Defaulted		D	D

UBS AG
Disclosure Of MDA Risk Management And Control Credit Risk [Line Items]
Internal UBS rating scale and mapping of external ratings [text block]
Internal UBS rating scale and mapping of external ratings
Internal UBS rating	1-year PD range in %	Description	Moody’s InvestorsService mapping	Standard & Poor’smapping	Fitch mapping
0 and 1	0.00–0.02	Investment grade	Aaa	AAA	AAA
2	0.02–0.05		Aa1 to Aa3	AA+ to AA–	AA+ to AA–
3	0.05–0.12		A1 to A3	A+ to A–	A+ to A–
4	0.12–0.25		Baa1 to Baa2	BBB+ to BBB	BBB+ to BBB
5	0.25–0.50		Baa3	BBB–	BBB–
6	0.50–0.80	Sub-investment grade	Ba1	BB+	BB+
7	0.80–1.30		Ba2	BB	BB
8	1.30–2.10		Ba3	BB–	BB–
9	2.10–3.50		B1	B+	B+
10	3.50–6.00		B2	B	B
11	6.00–10.00		B3	B–	B–
12	10.00–17.00		Caa
13	>17		Ca to C	CCC to C	CCC to C
Counterparty is in default	Default	Defaulted		D	D